Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax
Income tax (expense) benefit	$ (5)	$ (2)	$ (10)	$ 0
Accounts payable to affiliates	20		20		$ 22
United States
Income Tax
Aggregate income tax provision						$ 30
Total liability	20		20		20
Accounts payable to affiliates	$ 3		$ 3		$ 3